Goodwill and Other Intangible Assets - Schedule of Intangible Assets, Goodwill and Other (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
U.S. Healthcare Solutions
Goodwill [Line Items]
Accumulated impairment losses	$ 0	$ 0
International Healthcare Solutions
Goodwill [Line Items]
Accumulated impairment losses	$ 1,217,820	$ 493,936